NOTE PAYABLE (Details Narrative) - USD ($)									1 Months Ended												9 Months Ended		12 Months Ended
	Jun. 14, 2022	Feb. 03, 2022	Dec. 10, 2021	Jun. 07, 2021	Oct. 06, 2020	Aug. 05, 2020	May 12, 2020	Apr. 07, 2020	Aug. 18, 2022	Mar. 25, 2022	Mar. 25, 2021	Feb. 25, 2021	Aug. 17, 2020	Sep. 30, 2018	May 31, 2018	Apr. 30, 2018	Dec. 26, 2017	Dec. 23, 2017	Aug. 31, 2017	Jan. 31, 2015	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2021	Aug. 31, 2018	Dec. 22, 2017
Debt Instrument [Line Items]
Accrued interest																					$ 1,811,113		$ 1,304,684	$ 942,446
Repayments of notes payable																						$ 125,000	125,000
Original issue discount																					760,000
P P P [Member]
Debt Instrument [Line Items]
Principal amount							$ 103,125
Interest rate							1.00%
Periodic payment							$ 5,805
William Delgado [Member]
Debt Instrument [Line Items]
Principal amount																			$ 20,000
Accrued interest																			$ 2,000
Notes payable																							20,000			$ 22,000
Maturity date																			Dec. 31, 2021
Parabellum [Member]
Debt Instrument [Line Items]
Principal amount																											$ 2,550,000
Notes payable																					2,550,000		2,550,000
Vox [Member]
Debt Instrument [Line Items]
Principal amount																		$ 485,000
Notes payable																					1,021,500		926,500
Interest rate																		7.00%
Consulting fees																					95,000
R L T [Member]
Debt Instrument [Line Items]
Principal amount																	$ 485,000
Notes payable																					1,021,500		919,500
Interest rate																	7.00%
Consulting fees																					102,000
Third Party Vendor [Member]
Debt Instrument [Line Items]
Notes payable																$ 36,000					$ 11,000		$ 11,000
Repayments of notes payable																31,000
Original issue discount																$ 5,000
Purchaser [Member]
Debt Instrument [Line Items]
Investment return description															Company entered into an Investment Return Purchase Agreement with an accredited investor (the “Purchaser”) for proceeds of $200,000 (the “Investment Agreement”). Under the terms of the Investment Agreement, the Company agreed to pay the Purchaser the $200,000 proceeds plus a 10% return, or $20,000 (the “Investment Return”) within three (3) months from the date of the Investment Agreement. Such Investment Return shall be paid earlier if the Company secures funding totaling $500,000 within 90 days from the date of the Investment Agreement. The lender has extended the maturity date to December 31, 2021. In addition, the Company agreed to issue to the Purchaser 2,000,000 warrants to purchase common stock of the Company at an exercise price of $0.01 per share, exercisable for a period of three (3) years. As of September 30, 2022, and December 31, 2021, and through the date of this report, the $200,000 principal and $20,000 Investment Return remained outstanding.
Accredited Investor [Member]
Debt Instrument [Line Items]
Notes payable														$ 300,000
Repayments of notes payable														150,000
Original issue discount														$ 150,000
L G Capital Funding [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																				$ 78,750
Interest rate																				8.00%
Common stock issuable upon conversion																					29,914,000		17,676,000
Convertible Notes Payable																					$ 48,610		$ 48,610
J M J Financial [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																				$ 250,000
Interest rate																				10.00%
Convertible Notes Payable																					59,514		59,514
Auctus Fund [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount								$ 197,000
Maturity date								Feb. 07, 2021
Interest rate								12.00%
Convertible Notes Payable																					197,000		197,000
G S Capital Partners [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount									$ 172,000		$ 2,285,714	$ 2,285,714
Maturity date									Aug. 18, 2023
Interest rate									10.00%		8.00%	8.00%
Convertible Notes Payable																					2,141,631		2,285,714
Leonite Capital [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount																									$ 204,080
Convertible Notes Payable																					855,134		855,134
Geneva Roth Remark Holdings [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount				$ 251,625
Accrued interest				$ 20,130
Maturity date				Jun. 07, 2022
Interest rate				8.00%
Original issue discount				$ 22,875
Purchase price				$ 228,750
Adar Alef [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount						$ 150,000
Maturity date						Aug. 05, 2021
Interest rate						8.00%
Harbor Gates Capital [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount					$ 75,000								$ 165,000
Maturity date					Aug. 25, 2021								Aug. 17, 2021
Interest rate					10.00%								10.00%
Original issue discount													$ 15,000
Convertible Notes Payable																					$ 165,000		$ 165,000
Sixth Street Lending [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Principal amount	$ 128,750	$ 103,750	$ 128,750							$ 258,638
Maturity date	Jun. 14, 2023	Feb. 03, 2023	Dec. 10, 2022							Mar. 25, 2023
Interest rate	8.00%	8.00%	8.00%							12.00%